Income Tax - Schedule of Major Components of Income Tax Credit (Detail) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Current tax:
Total current tax	£ 1,115	£ 1,393	£ 2,121	£ 2,341
Deferred tax:
Income tax credit	1,108	1,383	2,108	2,292
U.K. [member]
Current tax:
In respect of current period	1,116	1,395	2,123	2,343
U.S. [member]
Current tax:
In respect of current period	(1)	(2)	(2)	(2)
Deferred tax:
In respect of current period	£ (7)	(9)	£ (13)	(9)
In respect of prior period		£ (1)		£ (40)